Results for the Year - Options and warrants and the weighted average exercise (Details) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2016 USD ($) EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year	14,191	46,895
Outstanding at end of year	12,980	14,191	46,895
Weighted average remaining contractual life of equity awards	2 years 4 months 24 days	3 years 2 months 12 days	4 years 3 months 18 days
Options and warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year	14,191	46,895	42,545
Granted	7	8,850	7,526
Expiring Awards			(891)
Exercised	(706)	(401)	(1,300)
Expired and forfeited	(512)		(985)
Forfeited		(5,749)
Effect of the Amendment and the June 2017 Award Adjustment		(35,404)
Outstanding at end of year	12,980	14,191	46,895
Exercisable	9,783
Outstanding at beginning of year | $	$ 3.45	$ 2.08	$ 2.04
Granted | $	1.40	2.08	1.50
Expiring Awards | $			0.08
Exercised | $		0.12	0.09
Expired and forfeited | $			0.35
Forfeited | $		1.86
Effect of the Amendment | $		1.33
Outstanding at end of year | $	$ 3.77	$ 3.45	$ 2.08
Key Management Personnel | Options and warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year	4,196	15,623	14,731
Granted		4,350	1,783
Expiring Awards			(891)
Exercised	(123)
Expired and forfeited	(333)
Forfeited		(2,976)
Effect of the Amendment and the June 2017 Award Adjustment		(12,801)
Outstanding at end of year	3,740	4,196	15,623
Exercisable	3,066
Employees and consultants | Options and warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year	4,999	26,276	22,818
Granted	7	4,500	5,743
Exercised	(583)	(401)	(1,300)
Expired and forfeited	(179)		(985)
Forfeited		(2,773)
Effect of the Amendment and the June 2017 Award Adjustment		(22,603)
Outstanding at end of year	4,244	4,999	26,276
Exercisable	3,719
Non employee consultants | Options and warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of year	4,996	4,996	4,996
Outstanding at end of year	4,996	4,996	4,996
Exercisable	2,998